Commitments and contingencies, Contingencies (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 Installments	Aug. 31, 2022 MXN ($)	Oct. 19, 2007 USD ($)	Aug. 07, 2007 USD ($)
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset				$ 50
Contingent liability			$ 3,000
Tax Liabilities Determined on TMM [Member]
Contingencies [Abstract]
Contingent liability		$ 1.7
Number of instalments | Installments	12